Stock Compensation Plan (Details Narrative) - USD ($)	1 Months Ended			4 Months Ended	12 Months Ended
	Nov. 30, 2022	Jul. 31, 2022	Oct. 31, 2021	Dec. 31, 2021	Dec. 31, 2022
Number of shares issued	5,000,000				6,000,000
Stock compensation				$ 513,227	$ 1,999,313
Fair value dividend				$ 206,525	$ 359,071
Stock Options [Member]
Stock option granted				400,000
Weighted average fair value				$ 0.15	$ 1.18
Stock compensation				$ 4,894	$ 923,581
Unrecognized compensation cost					$ 2,341,524
Weighted average period term					2 years 2 months 12 days
Stock Options [Member] | Board of Directors [Member]
Stock option granted					288,000
Stock Awards [Member]
Stock option granted	3,000,000	100,000
Weighted average fair value	$ 2.63	$ 2
Stock compensation				$ 8,333	$ 1,075,732
Unrecognized compensation cost					$ 10,804,935
Weighted average period term					2 years 7 months 6 days
Total value	$ 7,890,000	$ 200,000
Stock Awards [Member] | Board of Directors [Member]
Stock option granted		600,000	600,000
Weighted average fair value		$ 2
Total value		$ 1,200,000	$ 150,000
Fair value dividend					$ 40,000
Stock Awards [Member] | Chief Executive Officer [Member]
Stock option granted			1,500,000		1,550,000
Weighted average fair value			$ 0.25		$ 1.58
Total value			$ 375,000		$ 2,449,000
Equity Incentive Plan [Member]
Shares available for future grant					2,000,000